LOANS (excluding covered loans) (Tables) (Non Covered Loans)	12 Months Ended
Dec. 31, 2013
Non Covered Loans
Commercial and Consumer Credit Exposure by Risk Attribute
Commercial and consumer credit exposure by risk attribute was as follows:

	As of December 31, 2013
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$991,161	$78,872	$1,422,215	$2,492,248
Special Mention	23,053	65	23,832	46,950
Substandard	21,454	1,804	50,940	74,198
Doubtful	0	0	0	0
Total	$1,035,668	$80,741	$1,496,987	$2,613,396

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$344,325	$46,559	$373,472	$115,727	$880,083
Nonperforming	8,606	574	2,982	0	12,162
Total	$352,931	$47,133	$376,454	$115,727	$892,245

	As of December 31, 2012
		Real Estate
(Dollars in thousands)	Commercial	Construction	Commercial	Total
Pass	$803,351	$64,866	$1,307,370	$2,175,587
Special Mention	29,663	65	38,516	68,244
Substandard	28,019	8,586	71,122	107,727
Doubtful	0	0	0	0
Total	$861,033	$73,517	$1,417,008	$2,351,558

	Real Estate Residential	Installment	Home Equity	Other	Total
Performing	$310,341	$56,358	$364,248	$84,490	$815,437
Nonperforming	7,869	452	3,252	496	12,069
Total	$318,210	$56,810	$367,500	$84,986	$827,506

Loan Delinquency, including Nonaccrual Loans
Loan delinquency, including nonaccrual loans, was as follows:

	As of December 31, 2013
(Dollars in thousands)	30 – 59 days past due	60 – 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$2,016	$161	$7,136	$9,313	$1,026,355	$1,035,668	$0
Real estate - construction	0	0	223	223	80,518	80,741	0
Real estate - commercial	7,800	4,269	12,732	24,801	1,472,186	1,496,987	0
Real estate - residential	2,030	685	5,526	8,241	344,690	352,931	0
Installment	213	40	379	632	46,501	47,133	0
Home equity	985	292	1,648	2,925	373,529	376,454	0
Other	680	144	218	1,042	114,685	115,727	218
Total	$13,724	$5,591	$27,862	$47,177	$3,458,464	$3,505,641	$218

	As of December 31, 2012
(Dollars in thousands)	30 - 59 days past due	60 - 89 days past due	> 90 days past due	Total past due	Current	Total	> 90 days past due and still accruing
Loans
Commercial	$1,770	$832	$4,197	$6,799	$854,234	$861,033	$0
Real estate - construction	0	0	892	892	72,625	73,517	0
Real estate - commercial	2,549	1,931	27,966	32,446	1,384,562	1,417,008	0
Real estate - residential	6,071	1,463	6,113	13,647	304,563	318,210	0
Installment	280	148	344	772	56,038	56,810	0
Home equity	1,311	869	1,440	3,620	363,880	367,500	0
Other	386	168	708	1,262	83,724	84,986	212
Total	$12,367	$5,411	$41,660	$59,438	$3,119,626	$3,179,064	$212

Loans Restructured During Period
The following table provides information on loan modifications classified as TDRs during the years ended December 31, 2013 and 2012.

	Years ended December 31,
	2013			2012
	Total TDRs			Total TDRs
(Dollars in thousands)	Number of loans	Pre-modification loan balance	Period end balance	Number of loans	Pre-modification loan balance	Period end balance
Commercial	15	$8,582	$6,431	23	$8,955	$7,050
Real estate - construction	0	0	0	0	0	0
Real estate - commercial	18	4,925	3,477	28	11,018	7,201
Real estate - residential	38	2,612	2,317	22	1,572	1,578
Installment	18	333	227	0	0	0
Home equity	42	1,615	1,117	22	753	753
Total	131	$18,067	$13,569	95	$22,298	$16,582

Loans Restructured, Modifications
The following table provides information on how TDRs were modified during the years ended December 31, 2013 and 2012.

	Years Ended December 31,
(Dollars in thousands)	2013 (2)	2012 (2)
Extended maturities	$8,146	$8,838
Adjusted interest rates	520	220
Combination of rate and maturity changes	950	1,403
Forbearance	0	3,261
Other (1)	3,953	2,860
Total	$13,569	$16,582
(1) Other includes covenant modifications and other concessions or combination of concessions that do not consist of interest rate adjustments, forbearance and maturity extensions.
(2) Balances are as of year end.

Loan Restructuring, Loans with a Payment Default Within 12 Months of Loan Modification
The following table provides information on TDRs for which there was a payment default during the period that occurred within twelve months of the loan modification:

	Years ended December 31,
	2013		2012
(Dollars in thousands)	Number of loans	Period end balance	Number of loans	Period end balance
Commercial	4	$4,875	2	$1,646
Real estate - construction	0	0	1	301
Real estate - commercial	3	236	3	767
Real estate - residential	3	112	0	0
Installment	4	24	0	0
Home equity	8	198	0	0
Total	22	$5,445	6	$2,714

Nonaccrual, Restructured and Impaired Loans
Loans classified as nonaccrual and loans modified as TDRs are considered impaired. The following table provides information on impaired loans as of December 31:

(Dollars in thousands)	2013	2012	2011
Impaired loans
Nonaccrual loans (1)
Commercial	$7,934	$15,893	$10,477
Real estate-construction	223	2,102	17,387
Real estate-commercial	17,286	34,977	34,004
Real estate-residential	8,606	7,869	8,022
Installment	574	452	407
Home equity	2,982	3,252	2,073
Other	0	496	0
Total nonaccrual loans	37,605	65,041	72,370
Accruing troubled debt restructurings	15,094	10,856	4,009
Total impaired loans	$52,699	$75,897	$76,379

Interest income effect
Gross amount of interest that would have been recorded under original terms	$4,286	$4,842	$5,500
Interest included in income
Nonaccrual loans	536	787	675
Troubled debt restructurings	438	338	92
Total interest included in income	974	1,125	767
Net impact on interest income	$3,312	$3,717	$4,733

Commitments outstanding to borrowers with nonaccrual loans	$0	$3,489	$0
(1) Nonaccrual loans include nonaccrual TDRs of $13.0 million, $14.1 million and $18.1 million as of December 31, 2013, 2012 and 2011, respectively

Investment in Impaired Loans
First Financial's investment in impaired loans is as follows:

	As of December 31, 2013
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$5,212	$7,083	$0	$10,712	$165
Real estate - construction	223	443	0	599	0
Real estate - commercial	12,355	16,431	0	16,563	380
Real estate - residential	10,291	12,087	0	10,225	152
Installment	642	663	0	463	6
Home equity	3,208	4,108	0	3,145	44
Other	0	0	0	148	0
Total	31,931	40,815	0	41,855	747

Loans with an allowance recorded
Commercial	7,013	8,353	2,080	5,047	71
Real estate - construction	0	0	0	726	7
Real estate - commercial	11,638	14,424	2,872	21,098	110
Real estate - residential	2,016	2,072	348	1,997	37
Installment	0	0	0	0	0
Home equity	101	101	2	101	2
Other	0	0	0	167	0
Total	20,768	24,950	5,302	29,136	227

Total
Commercial	12,225	15,436	2,080	15,759	236
Real estate - construction	223	443	0	1,325	7
Real estate - commercial	23,993	30,855	2,872	37,661	490
Real estate - residential	12,307	14,159	348	12,222	189
Installment	642	663	0	463	6
Home equity	3,309	4,209	2	3,246	46
Other	0	0	0	315	0
Total	$52,699	$65,765	$5,302	$70,991	$974

	As of December 31, 2012
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$14,961	$17,269	$0	$9,337	$215
Real estate - construction	462	672	0	3,857	15
Real estate - commercial	15,782	21,578	0	15,554	277
Real estate - residential	9,222	10,817	0	8,463	81
Installment	452	556	0	452	2
Home equity	3,251	4,132	0	2,423	19
Other	326	326	0	65	0
Total	44,456	55,350	0	40,151	609

Loans with an allowance recorded
Commercial	3,560	4,252	1,151	5,350	161
Real estate - construction	1,640	2,168	838	5,033	81
Real estate - commercial	24,014	25,684	7,155	25,499	235
Real estate - residential	1,956	2,003	290	2,278	38
Installment	0	0	0	0	0
Home equity	101	101	2	81	1
Other	170	170	92	34	0
Total	31,441	34,378	9,528	38,275	516

Total
Commercial	18,521	21,521	1,151	14,687	376
Real estate - construction	2,102	2,840	838	8,890	96
Real estate - commercial	39,796	47,262	7,155	41,053	512
Real estate - residential	11,178	12,820	290	10,741	119
Installment	452	556	0	452	2
Home equity	3,352	4,233	2	2,504	20
Other	496	496	92	99	0
Total	$75,897	$89,728	$9,528	$78,426	$1,125

	As of December 31, 2011
(Dollars in thousands)	Current Balance	Contractual Principal Balance	Related Allowance	Average Balance	Interest Income Recognized
Loans with no related allowance recorded
Commercial	$6,351	$8,387	$0	$7,337	$62
Real estate - construction	6,289	11,129	0	5,657	2
Real estate - commercial	14,999	22,718	0	18,306	249
Real estate - residential	8,639	9,580	0	6,848	66
Installment	485	526	0	356	5
Home equity	2,073	2,206	0	2,337	10
Total	38,836	54,546	0	40,841	394

Loans with an allowance recorded
Commercial	4,131	4,267	3,205	3,683	15
Real estate - construction	11,098	13,905	2,578	13,731	92
Real estate - commercial	19,521	26,357	6,441	15,484	225
Real estate - residential	2,692	2,705	313	3,630	37
Installment	0	0	0	15	1
Home equity	101	101	2	81	3
Total	37,543	47,335	12,539	36,624	373

Total
Commercial	10,482	12,654	3,205	11,020	77
Real estate - construction	17,387	25,034	2,578	19,388	94
Real estate - commercial	34,520	49,075	6,441	33,790	474
Real estate - residential	11,331	12,285	313	10,478	103
Installment	485	526	0	371	6
Home equity	2,174	2,307	2	2,418	13
Total	$76,379	$101,881	$12,539	$77,465	$767

Changes in Other Real Estate Owned
Changes in OREO were as follows:

	Years Ended December 31,
(Dollars in thousands)	2013	2012	2011
Balance at beginning of year	$12,526	$11,317	$17,907
Additions
Commercial	12,120	6,741	1,328
Residential	855	2,540	2,904
Total additions	12,975	9,281	4,232
Disposals
Commercial	3,149	3,572	3,916
Residential	1,157	1,921	2,536
Total disposals	4,306	5,493	6,452
Valuation adjustments
Commercial	864	2,290	4,042
Residential	525	289	328
Total valuation adjustments	1,389	2,579	4,370
Balance at end of year	$19,806	$12,526	$11,317